Finance income and finance cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income and finance cost
Finance income - Bank interest earned	$ 461	$ 26	$ 39
Unwinding of rehabilitation provision - Blanket	255	197	109
Finance cost - Leases	93	10	22
Finance cost - Overdrafts	1,477	1,811	1,657
Finance cost - Bonds payable	1,160	846
Finance cost - Loans and borrowings	529	293
Finance cost - Zimbabwe Electricity Supply Authority			68
Total finance cost	3,514	3,157	3,024
Non cash - loan note interest	(186)	(86)	(363)
Non cash - Unwinding of rehabilitation provision	(255)	(197)	(109)
Non cash - Finance cost on leases		(10)	(22)
Non cash - Trade payables			(68)
Finance costs paid	3,073	2,864	2,462
Solar bonds
Finance income and finance cost
Finance cost - Bonds payable	$ 1,160	$ 846	549
Motapa bonds
Finance income and finance cost
Finance cost - Bonds payable			$ 619